CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Revenue	$ 66,089	$ 7,475	$ 2,734
Cost of revenue	(16,653)	(4,980)	(1,565)
Gross profit	49,436	2,495	1,169
Operating expenses
Research and development expenses	(10,812)	(452)	(448)
Sales and marketing expenses	(7,933)	(80)	(10)
General and administrative expenses	(28,096)	(7,269)	(4,355)
Total operating expenses	(46,841)	(7,801)	(4,813)
Operating (loss)/profit	2,595	(5,306)	(3,644)
Finance income	619	150
Finance costs	(71)	(46)	(145)
Other gains, net	2,144	167	85
Realized gain/(loss) on disposal of digital assets	(187)	(265)	100
Realized fair value changes of digital assets on loan from related parties denominated in digital assets		41	(415)
Unrealized fair value changes of digital assets	(150)	(7)	(200)
Unrealized fair value changes of digital assets on loan from related parties denominated in digital assets	(1,302)	(18,007)	(9,317)
(Loss)/profit from continuing operations before share of loss from an equity investee and income tax expense	3,648	(23,273)	(13,536)
Share of loss from an equity investee	(50)
Income tax credit	1,067
Net (loss)/income from continuing operations	4,665	(23,273)	(13,536)
Discontinued operations
Net loss from discontinued operations	(2,035)
Net (loss)/profit	2,630	(23,273)	(13,536)
Net (loss)/profit attributable to:
Non-controlling interest	(1,121)
Net (loss)/profit attributable to owners of Amber International Holding Limited arises from:
Continuing operations	4,665	(23,273)	(13,536)
Discontinued operations	(914)
Net (loss)/profit attributable to owners	$ 3,751	$ (23,273)	$ (13,536)